ACCRUED EXPENSES (Details Narrative) - USD ($)	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Payables and Accruals [Abstract]
Accrued expenses	$ 253,474	$ 178,929	$ 14,955